UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska           68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:   4/30/14

Item 1.  Reports to Stockholders.

Superfund Managed Futures Strategy Fund

Class A Shares (SUPRX)

Class I Shares (SUPIX)

Semi-Annual Report

April 30, 2014

1-855-61-SUPER

www.SuperfundUS.com

Superfund Managed Futures Strategy Fund
PORTFOLIO REVIEW
April 30, 2014 (Unaudited)

The Fund's performance figures* for the period ended April 30, 2014, as compared to its benchmark:

			Since Inception(a)
Class I			0.00%
Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index(b)			0.01%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. The Fund’s total annual operating expenses are 3.39% and 3.14% for Class A and Class I shares, respectively, per the June 5, 2013 prospectus.. For performance information current to the most recent month-end, please call toll-free 1-855-61-SUPER.

(a) Superfund Managed Futures Strategy Fund commenced operations on December 31, 2013.

(b) The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unweighted index which measures the performance of three-month maturity U.S. Treasury Bills. Each month a one-bill portfolio containing the shortest-term bill having not less than three months to maturity is constructed. To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.

The Fund's Top Asset Classes are as follows:

	Holdings by Asset Class	% of Net Assets
	Money Market Fund	95.0%
	Other, Cash & Cash Equivalents	5.0%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Superfund Managed Futures Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2014

Shares		Value

SHORT-TERM INVESTMENTS - 95.0%
MONEY MARKET FUND - 95.0%
19,000	Short-Term Investments Trust - STIC Prime Portfolio - Private Class - 0.02% +	$ 19,000
(Cost - $19,000)

	TOTAL INVESTMENTS - 95.0% ( Cost - $19,000) (a)	$ 19,000
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%	1,002
	NET ASSETS - 100.0%	$ 20,002

+ Money market fund; interest rate reflects seven-day effective yield on April 30, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $19,000 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ -

See accompanying notes to financial statements.

Superfund Managed Futures Strategy Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014 (Unaudited)

ASSETS
Investment securities:
At cost	$ 19,000
At value	$ 19,000
Due from Advisor	1,002
TOTAL ASSETS	20,002

NET ASSETS	$ 20,002

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 20,000
Accumulated net investment income	2
NET ASSETS	$ 20,002

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 10,001
Shares of beneficial interest outstanding	1,000
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)(b)	$ 10.00

Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 10.61

Class I Shares:
Net Assets	$ 10,001
Shares of beneficial interest outstanding	1,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 10.00

(a)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Superfund Managed Futures Strategy Fund
STATEMENT OF OPERATIONS
For the Period* Ended April 30, 2014 (Unaudited)

INVESTMENT INCOME
Interest	$ 2
TOTAL INVESTMENT INCOME	2

EXPENSES
Investment advisory fees	195
Distribution (12b-1) fees: Class A	8
TOTAL EXPENSES	203

Less: Fees waived/reimbursed by the Advisor	(203)
NET EXPENSES	-

NET INVESTMENT INCOME	2

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2

*The Superfund Managed Futures Strategy Fund commenced operations on December 31, 2013.

See accompanying notes to financial statements.

Superfund Managed Futures Strategy Fund
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

For the
Period Ended
April 30, 2014 (a)
FROM OPERATIONS
Net investment income	$ 2
Net increase in net assets resulting from operations	2

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,000
Class I	10,000
Net increase in net assets from shares of beneficial interest	20,000

TOTAL INCREASE IN NET ASSETS	20,002

NET ASSETS
Beginning of Period	-
End of Period *	$ 20,002
*Includes accumulated net investment income of:	$ 2

SHARE ACTIVITY
Class A:
Shares Sold	1,000
Net increase in shares of beneficial interest outstanding	1,000

Class I:
Shares Sold	1,000
Net increase in shares of beneficial interest outstanding	1,000
(a) The Superfund Managed Futures Strategy Fund commenced operations on December 31, 2013.

See accompanying notes to financial statements.

Superfund Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A
	Period Ended
	April 30, 2014 (1)
	(Unaudited)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)	-	(8)
Net realized and unrealized gain
(loss) on investments	-
Total from investment operations	-

Net asset value, end of period	$ 10.00

Total return (3)	0.00%	(6)

Net assets, at end of period (000s)	$ 10

Ratio of gross expenses to average
net assets (4)	2.99%	(7)
Ratio of net expenses to average
net assets (5)	0.00%	(7)
Ratio of net investment income
to average net assets (5)	0.03%	(7)

Portfolio Turnover Rate	0%	(6)

(1)	The Superfund Managed Futures Strategy Fund Class A shares commenced operations on December 31, 2013.
(2)	Per share amounts calculated using the average shares method.
(3)

Total Return shown excludes the effect of applicable sales charges and redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Superfund Managed Futures Strategy Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class I
	Period Ended
	April 30, 2014 (1)
	(Unaudited)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (2)	-	(8)
Net realized and unrealized gain
(loss) on investments	-
Total from investment operations	-

Net asset value, end of period	$ 10.00

Total return (3)	0.00%	(6)

Net assets, at end of period (000s)	$ 10

Ratio of gross expenses to average
net assets (4)	2.99%	(7)
Ratio of net expenses to average
net assets (5)	0.00%	(7)
Ratio of net investment income
to average net assets (5)	0.03%	(7)

Portfolio Turnover Rate	0%	(6)

(1)	The Superfund Managed Futures Strategy Fund Class I shares commenced operations on December 31, 2013.
(2)	Per share amounts calculated using the average shares method.
(3)

Total Return shown excludes the effect of applicable sales charges and redemption fees.  Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions.  Had the Advisor not waived a portion of the Fund's expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Superfund Managed Futures Strategy Fund

Notes to Financial Statements (Unaudited)

April 30, 2014

 1.

ORGANIZATION

The Superfund Managed Futures Strategy Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.  The Fund commenced operations on December 31, 2013. The investment objective is to seek positive absolute returns.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%.  Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed.  Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees or a CDSC, but have a higher minimum initial investment than Class A shares.  All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial;

Superfund Managed Futures Strategy Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2014

the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2014 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Money Market Fund	$ 19,000		$ -	$ 19,000
Total	$ 19,000	$ -	$ -	$ 19,000

Superfund Managed Futures Strategy Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2014

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

* See Portfolio of Investments for industry classification.

Consolidation of Subsidiary – The consolidated financial statements of the Fund include Superfund Managed Futures Strategy (Cayman) Fund Ltd. (“Superfund-CFC), a wholly-owned and controlled foreign subsidiary.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.  The Fund generally consolidates the results of subsidiaries in which the Fund holds a controlling economic interest.  Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary.  However, the Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists.  These qualitative control considerations include the nature and organizational structure of the investment, as well as the Fund’s ability to control the circumstances leading to majority ownership.  All significant inter-company accounts and transactions have been eliminated in consolidation.

A summary of the net assets of Superfund-CFC is as follows:

Superfund Managed Futures Strategy (Cayman) Fund Ltd. *
April 30, 2014
Fair Value of CFC	$ -
Other Assets	$ -
Total Net Assets	$ -

Percentage of the Fund's Total Net Assets	0.00%

* Superfund-CFC has not yet commenced operations.

For tax purposes, Superfund-CFC is an exempted Cayman investment company.  Superfund-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, Superfund-CFC is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax.  However, as a wholly-owned CFC, Superfund-CFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Superfund Managed Futures Strategy Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2014

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Superfund Managed Futures Strategy Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2014

3.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended April  30, 2014, amounted to $0 and $0 respectively.

4.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Superfund Advisors Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to the Advisory Agreement, the Fund pays the Advisor a unitary management fee for the services and facilities it provides at the annual rate of 2.99% of the Fund’s average daily net assets. The unitary management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years. The Board of Trustees, shareholders of the Fund or the Advisor may terminate the Advisory Agreement upon sixty (60) day notice.

Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s unitary management fee is designed to pay substantially all the Fund’s expenses and to compensate the Advisor for providing services for the Fund.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets for Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares.   The Distributor is an affiliate of GFS.  For the period ended April 30, 2014, the Distributor received $0 in underwriting commissions for sales of Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Superfund Managed Futures Strategy Fund

Notes to Financial Statements (Unaudited) (Continued)

April 30, 2014

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the period ended April 30, 2014, the Fund assessed $0 in redemption fees.

6.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Short-Term Investments Trust – STIC Prime Portfolio (the “Money Fund”).  The Fund may redeem its investment from the Money Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Money Fund.  The financial statements of the Money Fund, including the portfolio of investments, can be found at www.invesco.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of April 30, 2014, the percentage of the Fund’s net assets invested in the Money Fund was 95.0%.

7.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of April 30, 2014,  Superfund USA Holdings, Inc. held 100% of the voting securities of the Fund.

8.

SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Superfund Managed Futures Strategy Fund

EXPENSE EXAMPLES

April 30, 2014 (Unaudited)

As a shareholder of Superfund Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Superfund Managed Futures Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period presented below.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Superfund Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 12/31/13	Ending Account Value 4/30/14	Expenses Paid During Period* 12/31/13 – 4/30/14	Expense Ratio During Period** 12/31/13 – 4/30/14
Class A	$1,000.00	$1,000.00	$0.00	0.00%
Class I	1,000.00	1,000.00	0.00	0.00

Hypothetical (5% return before expenses)	Beginning Account Value 11/1/13	Ending Account Value 4/30/14	Expenses Paid During Period*** 11/1/13 – 4/30/14	Expense Ratio During Period** 11/1/13 – 4/30/14
Class A	$1,000.00	$1,024.79	$0.00	0.00%
Class I	1,000.00	1,024.79	0.00	0.00

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (121) divided by the number of days in the fiscal year (365).

**Annualized.

***Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Superfund Managed Futures Strategy Fund

Supplemental Information (Unaudited)

April 30, 2014

Approval of Advisory Agreement – Superfund Managed Futures Strategy Fund

At a meeting held on March 21, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), including each of the Independent Trustees, considered the approval of an investment advisory agreement (the “Agreement”) between Superfund Advisors Inc. (“Superfund” or the “Adviser”) and the Trust, on behalf of the Superfund Managed Futures Strategy Fund (the “Fund”), a new series of the Trust.

In connection with the Board’s consideration of the Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (a) a description of the Adviser’s investment management personnel; (b) an overview of the Adviser’s operations and financial condition; (c) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (d) a comparison of the Fund’s proposed advisory fee and overall expenses with those of comparable mutual funds; (e) the anticipated level of profitability from the Adviser’s fund-related operations; (f) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions; and (g) information regarding the historical performance record of an unregistered private fund managed by an affiliate of the Adviser utilizing a substantially similar investment strategy as that proposed to be utilized by the Fund.

In its consideration of the Agreement, the Board did not identify any single factor as controlling.  Matters considered by the Board in connection with its approval of the Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Superfund related to the proposed Agreement with the Trust on behalf of the Fund, including the proposed Agreement, a description of the manner in which investment decisions are to be made and executed, a review of the financial condition of Superfund’s parent company, a review of the professional personnel that would perform services for the Fund, and a representation from Superfund that it will certify that it has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the Investment Company Act of 1940 (the “1940 Act”), from engaging in conduct prohibited by Rule 17j-1(b) and that it has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics. In reaching its conclusions, the Board considered that Superfund’s personnel have extensive experience managing investment portfolios comprised of commodities and marketing such services to funds that are not registered under the 1940 Act. The Board reviewed performance information of a private fund managed by an affiliate of Superfund and considered that such affiliate has delivered a high degree of performance to the private fund and has a positive reputation within the industry.  It was considered that Superfund’s background and experience would be sufficient to allow Superfund to operate within the market of open-end funds registered under the 1940 Act. The Board considered Superfund’s capabilities in monitoring compliance with the Fund’s investment limitations and concluded that such practices were adequate. The Board then concluded that Superfund had sufficient quality and depth of personnel, resources, investment methods and, subject to the foregoing, compliance policies and procedures essential to performing its duties under the proposed Agreement and that the nature, overall quality and extent of the management services to be provided by Superfund to the Fund were satisfactory and reliable.

 Performance. The Board considered that the Fund and the Fund’s proposed investment adviser are newly formed and as such did not have a record of prior performance to submit at the Meeting. The Board reviewed and considered the prior performance of a private fund managed by an affiliate of Superfund utilizing a substantially similar investment strategy to that of the Fund, with the exception of greater borrowing authorization, for one-, three-, five- and ten-year periods, noting that recent performance was negative, but long-term performance was favorable. The Board also considered a comparison of the private fund’s performance against the performance of other funds employing a similar strategy and noted that these other funds had a similar performance record. The Board concluded that the prior performance was satisfactory and that Superfund was expected to obtain an acceptable level of investment return to shareholders.

Superfund Managed Futures Strategy Fund

Supplemental Information (Unaudited)

April 30, 2014

Approval of Advisory Agreement – Superfund Managed Futures Strategy Fund (Continued)

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Superfund, the Board discussed a comparison of proposed advisory fees and total operating expense data included in the Board Materials and reviewed the Fund’s proposed advisory fee and overall expenses compared to a peer group comprised of funds with similar investment objectives and strategies (“Peer Group”). The Board considered that Superfund proposed to charge a unitary advisory fee of 2.99% of the Fund’s average net assets.  The Board considered the proposed allocation of the advisory fee payable for the Fund’s operating expenses and the portion estimated to be retained by Superfund.  It was considered that although the proposed advisory fee is higher than the average advisory fee reflected in the Peer Group, under the Fund’s proposed unitary fee structure, Superfund would be responsible for certain expenses that would otherwise be directly borne by the Fund.  It was noted that many funds in the Peer Group, unlike the Fund, directly incur such expenses.  It was also considered that one of the funds in the Peer Group employs an identical unitary fee structure to that proposed for the Fund.  The Board concluded that the proposed contractual advisory fee to be paid to Superfund was fair and reasonable and that the overall expense ratio was acceptable in light of these factors.

Profitability. The Board considered Superfund’s anticipated profitability and whether these profits are reasonable in light of the services proposed to be provided to the Fund and the Fund’s projected growth. The Board reviewed an estimated profitability analysis prepared by Superfund and concluded that because of the Fund’s expected asset levels and unitary advisory fee structure, it was satisfied that Superfund’s level of profitability from its relationship with the Fund would not be excessive based on the anticipated net assets during the Fund’s initial start-up phase.

Economies of Scale. The Board considered whether Superfund would realize economies of scale with respect to its management of the Fund. The Board reviewed and considered an estimated profitability analysis and selected financial information of Superfund included in the Board Materials. The Board considered that expenses of managing the Fund are expected to decrease as the Fund’s assets grow, and that Superfund would retain a greater portion of the fees earned under the unitary advisory fee. The Board considered that shareholders of the Fund should also benefit from the Fund’s growth, and determined that Superfund would perform a new profitability analysis for the Fund at the earlier of the expiration of the initial two-year term of the Agreement or when the Fund reaches $250 million in net assets under management.  The Board considered that the new profitability analysis at that time would assist it in determining whether the Fund had achieved sufficient scale so that economies of scale may be shared with Fund shareholders. The Board concluded that, for the initial term of the Agreement, based on the services provided and the projected growth of the Fund, the advisory fees were reasonable and Superfund’s anticipated profits from its relationship with the Fund were not excessive.

 Conclusion. The Board, having requested and received such information from Superfund as it believed reasonably necessary to evaluate the terms of the proposed Agreement, and as assisted by the advice of independent counsel, determined that approval of the Agreement for an initial two-year term is in the best interests of the Fund and its future shareholders.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-61-SUPER or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-61-SUPER.

Investment Advisor

Superfund Advisors Inc.

P.O. Box 1568

St. George’s

GRENADA

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/3/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/3/14

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer

Date

7/3/14